Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (911)		$ (529)		$ (183)
Other comprehensive income (loss), before reclassifications	(315)
Amounts reclassified from other comprehensive income (loss)	(19)
Other comprehensive income (loss)	(334)	[1]	(382)	[1]	(346)	[1]
Purchase of noncontrolling interest	(128)
Ending balance	(1,373)		(911)		(529)
Gain (Loss) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(41)		(79)		(31)
Other comprehensive income (loss), before reclassifications	144
Amounts reclassified from other comprehensive income (loss)	(55)
Other comprehensive income (loss)	89	[1]	38	[1]	(48)	[1]
Purchase of noncontrolling interest	1
Ending balance	49		(41)		(79)
Change in Retirement Plans' Funded Status [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(810)		(620)		(562)
Other comprehensive income (loss), before reclassifications	53
Amounts reclassified from other comprehensive income (loss)	38
Other comprehensive income (loss)	91	[1]	(190)	[1]	(58)	[1]
Purchase of noncontrolling interest	(107)
Ending balance	(826)		(810)		(620)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(70)		107		332
Other comprehensive income (loss), before reclassifications	(492)
Other comprehensive income (loss)	(492)	[1]	(177)	[1]	(225)	[1]
Purchase of noncontrolling interest	(12)
Ending balance	(574)		(70)		107
Gain (Loss) on Available For Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	2		3		8
Amounts reclassified from other comprehensive income (loss)	(2)
Other comprehensive income (loss)	(2)	[1]	(1)	[1]	(5)	[1]
Ending balance			2		3
Share of Other Comprehensive Income of Entities Using the Equity Method [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	8		60		70
Other comprehensive income (loss), before reclassifications	(20)
Other comprehensive income (loss)	(20)	[1]	(52)	[1]	(10)	[1]
Purchase of noncontrolling interest	(10)
Ending balance	$ (22)		$ 8		$ 60

[1]	Excluded from the table above is other comprehensive income (loss) allocated to noncontrolling interests of $(19), $(40) and $(58) for the years ended December 31, 2013, 2012 and 2011, respectively.